SHARE CAPITAL AND OTHER RESERVES - Warrants (Details)			8 Months Ended	12 Months Ended
	Nov. 01, 2022 $ / shares shares	May 06, 2022 USD ($) $ / shares shares	Dec. 31, 2020 CAD ($)	Dec. 31, 2022 USD ($) shares
SHARE CAPITAL AND OTHER RESERVES
Number of warrants, Outstanding, Ending balance | shares				362,833
Warrant reserve, Ending balance				$ 263,596
Total share-based compensation expense, expensed in the statement of loss			$ 1,807,450	$ 162,628
Warrants issued - IPO
SHARE CAPITAL AND OTHER RESERVES
Number of warrants, Transactions during the year : Warrants issued | shares		262,833		262,833
Warrant reserve, Transactions during the year : Warrants issued				$ 238,217
Exercise price of warrants | $ / shares		$ 4.40
Fair value of warrants		$ 238,217
Warrants Issued - Consultants
SHARE CAPITAL AND OTHER RESERVES
Number of warrants, Transactions during the year : Warrants issued | shares	100,000			100,000
Warrant reserve, Transactions during the year : Warrants issued				$ 25,379
Exercise price of warrants | $ / shares	$ 0.81
Total share-based compensation expense, expensed in the statement of loss				$ 26,480